RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The majority holder of the Series C-1 class is a vendor from whom the Company purchases inventory. Prior to the Closing, the shareholders of the Series C-1 class of preferred stock had the right to elect one Director to the Board of Directors and, the elected Director was an employee of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the years ended December 31, 2020 and 2019 were approximately $12,880,934, and $13,879,944, respectively. Volume rebates and incentives received for the years ended December 31, 2020 and 2019 were approximately $908,867 and $1,674,169, respectively. Inventory purchases from January 1, 2021 through December 8, 2021, the date of the Closing, were approximately $11,752,870 and volume rebates and incentives were approximately $214,258.
Immediately prior to the consummation of the Business Combination, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock. Upon Closing, each share of Old Boxed common stock then converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As a result, the majority holder of the Series C-1 class was no longer a related party as this holder no longer holds more than 10% of the Company's voting interest and the elected Director is no longer on the Board of Directors.
A holder of the Series D-1 class is a vendor from whom the Company purchases inventory. Prior to the Closing, the collective shareholders of the Series D-1 class of preferred stock had the right to elect two Directors to the Board of Directors. The Directors elected by the collective Series D-1 shareholders were not employees of this vendor. In connection with the inventory purchases, the Company receives various volume rebates and incentives to continue doing business. Total inventory purchases for the year ended December 31, 2020 and 2019 were approximately $3,878,138 and $2,267,312, respectively and total dunnage purchases for the year ended December 31, 2020 and 2019 were approximately $2,729,376 and $2,747,384, respectively. Volume rebates and incentives received for the year ended December 31, 2020 and 2019 were approximately $25,937 and $230,848, respectively. Inventory purchases from January 1, 2021 through December 8, 2021 were $1,930,888 and total dunnage purchases were $2,276,366. Volume rebates and incentives were immaterial from January 1, 2021 through December 8, 2021, the date of the Closing.
Immediately prior to the consummation of the Business Combination, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock. Upon Closing, each share of Old Boxed common stock then converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As a result, the holder of the Series D-1 class, was no longer a related party.
On February 12, 2021, the Company entered into an agreement with AEON Integrated Business Services Co., Ltd., a wholly-owned subsidiary of AEON Co., Ltd. (“AEON”), a Series D-1 shareholder, to license its e-commerce platform through a software licensing arrangement. The objective of the agreement is for the Company to design, develop and support the e-commerce platform customized for the digital marketplace operations of AEON and AEON affiliates. The services provided through implementation services, license of the e-commerce software platform, training, and maintenance and support. The Company has been engaged to provide services to AEON and AEON Malaysia. The total transaction price for the contract includes fixed and variable consideration. Based on the Company’s estimates of the standalone selling prices of the performance obligations identified in the contract, the Company has allocated $7,300,000 to implementation services specific to AEON, $4,500,000 to the implementation services specific to AEON Malaysia, and $20,000 per month to software maintenance services with respect to the licensed software for AEON Malaysia. The transaction price attributable to the software license to AEON Malaysia is variable and consists of sales and usage-based royalties. Yuki Habu, a director of the Company, is affiliated with AEON. Refer to Note 1 Summary of Significant Accounting Policies for more details. Immediately prior to the consummation of the Business Combination, all shares of Old Boxed preferred stock converted into shares of Old Boxed common stock, which then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock.
Prior to the agreement signed in February in 2021, in May 2019, the Company entered into an advisory services agreement and provided a proof of concept in connection with the future software as a service licensing arrangement. Fees recognized for the proof of concept was approximately $300,000 in the year ended December 31, 2019. No services were provided in 2020.